Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Computer and transmission equipment	8,953	9,521	1,341
Furniture, fixtures and office equipment	1,937	1,931	272
Total	10,890	11,452	1,613
Less: accumulated depreciation	(8,155)	(9,259)	(1,304)
Property and equipment, net	2,735	2,193	309

For the years ended December 31, 2021, 2022 and 2023, depreciation expense was RMB745, RMB1,149 and RMB 1,237 (US$174), respectively.